Segment Reporting - Summary of Payments from/to Such Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenues	$ 650,351	$ 418,925	$ 244,120
Percentage of revenues	55.20%	71.60%
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	$ 492,681	$ 345,360	223,602
Percentage of revenues	42.70%	54.50%
Brazil
Disclosure Of Operating Segments [Line Items]
Revenues	$ 158,997	$ 84,025	59,698
Percentage of revenues	89.20%	40.80%
Argentina
Disclosure Of Operating Segments [Line Items]
Revenues	$ 75,128	$ 77,577	50,165
Percentage of revenues	3.20%	54.60%
Mexico
Disclosure Of Operating Segments [Line Items]
Revenues	$ 116,835	$ 68,000	33,376
Percentage of revenues	71.80%	103.70%
Chile
Disclosure Of Operating Segments [Line Items]
Revenues	$ 55,666	$ 52,464	36,497
Percentage of revenues	6.10%	43.70%
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 86,055	$ 63,294	43,866
Percentage of revenues	36.00%	44.30%
Non-LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	$ 157,670	$ 73,565	20,518
Percentage of revenues	114.30%	258.50%
Nigeria
Disclosure Of Operating Segments [Line Items]
Revenues	$ 83,969	$ 33,805	1,815
Percentage of revenues	148.40%	1762.50%
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 73,701	$ 39,760	$ 18,703
Percentage of revenues	85.40%	112.60%